Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 54,388	¥ 55,783
Third parties [member]
Disclosure of contract liabilities [line items]
Contract liabilities	54,225	55,638
China Telecom Group [member]
Disclosure of contract liabilities [line items]
Contract liabilities	162	¥ 145
China Tower [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 1